UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  5300 Meadows Road, Suite 250
          Lake Oswego, OR  97035-8234

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert D. McIver
Title:  President
Phone:  (503) 726-4384

Signature, Place, and Date of Signing:

     /s/ ROBERT D. MCIVER                          August 13, 2009
     -----------------------------         -----------------------------
         Robert D. McIver                          Lake Oswego, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     116
                                        ----------------
Form 13F Information Table Value Total:     $2,378,930
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

                       Jensen Investment Management, Inc.
                                  June 30, 2009

         ITEM 1                          ITEM 2          ITEM 3        ITEM 4      ITEM 5        ITEM 6      ITEM 7       ITEM 8

                                                                        Fair                                               Voting
                                                                       Market       Number                               Authority
                                                                       Value         of         Investment     Other        Over
Name of Issuer                      Title of Class     Cusip #      (thousands)     Shares      Discretion   Managers     (Shares)
-----------------------             --------------   ------------   -----------   -----------   ----------   --------   ------------
3M Co                                   Common          88579Y101       108,965     1,813,061    Sole           NONE       1,813,061
Abbott Labs Com                         Common          002824100        99,524     2,115,726    Sole           NONE       2,115,726
Abercrombie & Fitch Co                  Common          002896207            96         3,800    Sole           NONE           3,800
Accenture Ltd Class A                   Common          G1150G111            71         2,130    Sole           NONE           2,130
Adobe Systems Inc                       Common          00724F101        78,125     2,760,615    Sole           NONE       2,760,615
Alliant Techsystems Inc                 Common          018804104            18           220    Sole           NONE             220
Altria Group Inc                        Common          02209S103            98         5,950    Sole           NONE           5,950
American Electric Power Co              Common          025537101            14           500    Sole           NONE             500
Amern Corp                              Common          023608102            21           824    Sole           NONE             824
Ametek                                  Common          031100100        51,954     1,502,431    Sole           NONE       1,502,431
Amgen Inc                               Common          031162100            21           400    Sole           NONE             400
Amphenol                                Common          032095101        76,645     2,422,396    Sole           NONE       2,422,396
Arthur J Gallagher                      Common          363576109           103         4,830    Sole           NONE           4,830
Automatic Data Processing               Common          053015103        93,518     2,638,768    Sole           NONE       2,638,768
Autozone Inc                            Common          053332102            94           620    Sole           NONE             620
Avon Products Inc                       Common          054303102           108         4,170    Sole           NONE           4,170
BMC Software                            Common          055921100             3            75    Sole           NONE              75
Ball Corporation                        Common          058498106            82         1,820    Sole           NONE           1,820
Berkshire Hathaway Cl B                 Common          084670207             3             1    Sole           NONE               1
Best Buy Company Inc                    Common          086516101            17           510    Sole           NONE             510
Biovail Corporation                     Common          09067J109           111         8,280    Sole           NONE           8,280
Black & Decker Corp.                    Common          091797100            16           570    Sole           NONE             570
Bristol Myers Squibb Co Com             Common          110122108           670        33,000    Sole           NONE          33,000
Capital Growth Systems                  Common          14019A107             2        10,000    Sole           NONE          10,000
Cardinal Health Inc                     Common          14149Y108            85         2,790    Sole           NONE           2,790
Clorox Co                               Common          189054109        63,672     1,140,461    Sole           NONE       1,140,461
Coca-Cola Co                            Common          191216100        87,994     1,833,598    Sole           NONE       1,833,598
Cognizant Tech Sol                      Common          192446102        92,584     3,467,550    Sole           NONE       3,467,550
Colgate-Palmolive Co                    Common          194162103        96,447     1,363,396    Sole           NONE       1,363,396
Consolidated Edison Inc                 Common          209115104           146         3,915    Sole           NONE           3,915
Costco Wholesale Corp                   Common          22160K105             5           100    Sole           NONE             100
Danaher Corp                            Common          235851102        78,977     1,279,193    Sole           NONE       1,279,193
Dell, Inc                               Common          24702R101           118         8,610    Sole           NONE           8,610
Dionex Corp                             Common          254546104         1,957        32,067    Sole           NONE          32,067
Eaton Vance                             Common          278265103            31         1,150    Sole           NONE           1,150
Ecolab, Inc.                            Common          278865100        62,255     1,596,688    Sole           NONE       1,596,688
Eli Lilly & Co                          Common          532457108           100         2,890    Sole           NONE           2,890
Emerson Electric Co                     Common          291011104        83,546     2,578,578    Sole           NONE       2,578,578
Equifax Inc                             Common          294429105        81,008     3,103,757    Sole           NONE       3,103,757
Exelon Corp                             Common          30161N101           109         2,120    Sole           NONE           2,120
Exxon Mobil Corp                        Common          30231G102           240         3,432    Sole           NONE           3,432
Federated Investors Inc.                Common          314211103           102         4,250    Sole           NONE           4,250
Fidelity National Information Svcs Inc  Common          31620M106            80         4,025    Sole           NONE           4,025
Garmin Ltd                              Common          G37260109            23           950    Sole           NONE             950
General Dynamics Corp                   Common          369550108            97         1,760    Sole           NONE           1,760
General Electric Co                     Common          369604103           137        11,673    Sole           NONE          11,673
Genuine Parts Co                        Common          372460105            83         2,479    Sole           NONE           2,479
Gildan Activewear Inc                   Common          375916103            17         1,180    Sole           NONE           1,180
Glaxosmithkline PLC Spons ADR           Common          37733W105            75         2,135    Sole           NONE           2,135
Graco                                   Common          384109104            18           830    Sole           NONE             830
Harley Davidson Inc                     Common          412822108            17         1,050    Sole           NONE           1,050
Heinz H J Co                            Common          423074103           297         8,325    Sole           NONE           8,325
ITT Corp                                Common          450911102           107         2,410    Sole           NONE           2,410
Intel Corp                              Common          458140100           218        13,200    Sole           NONE          13,200
International Business Machines Corp    Common          459200101           311         2,982    Sole           NONE           2,982
Johnson & Johnson                       Common          478160104       113,094     1,991,098    Sole           NONE       1,991,098
Johnson Controls                        Common          478366107            21           950    Sole           NONE             950
Kellogg Co                              Common          487836108           125         2,690    Sole           NONE           2,690
Kroger Co                               Common          501044101           102         4,610    Sole           NONE           4,610
Landstar System Inc                     Common          515098101            19           530    Sole           NONE             530
Lender Processing Services              Common          52602E102            35         1,250    Sole           NONE           1,250
Lexmark Intl Inc                        Common          529771107            92         5,790    Sole           NONE           5,790
Lincare Hldgs Inc                       Common          532791100           100         4,270    Sole           NONE           4,270
MTR Gaming Group                        Common          553769100             1           400    Sole           NONE             400
McDonald's Corp                         Common          580135101           178         3,089    Sole           NONE           3,089
McGraw Hill Companies                   Common          580645109            60         2,000    Sole           NONE           2,000
Medtronic Inc                           Common          585055106       109,986     3,152,369    Sole           NONE       3,152,369
Merck & Company                         Common          589331107            39         1,400    Sole           NONE           1,400
Mettler-Toledo Intl                     Common          592688105           104         1,350    Sole           NONE           1,350
Microsoft Corp Com                      Common          594918104       135,905     5,717,501    Sole           NONE       5,717,501
Mylan Laboratories Inc.                 Common          628530107            48         3,712    Sole           NONE           3,712
Nestle SA ADR                           Common          641069406           254         6,750    Sole           NONE           6,750
Nike Inc Cl B                           Common          654106103           408         7,873    Sole           NONE           7,873
Nordson Corp                            Common          655663102            64         1,650    Sole           NONE           1,650
Omnicom Group Inc                       Common          681919106        92,728     2,936,273    Sole           NONE       2,936,273
Oracle Corp                             Common          68389X105        58,579     2,734,780    Sole           NONE       2,734,780
PPG Industries Inc                      Common          693506107           100         2,270    Sole           NONE           2,270
Patterson Companies                     Common          703395103            96         4,410    Sole           NONE           4,410
Paychex Inc                             Common          704326107        56,945     2,259,721    Sole           NONE       2,259,721
Pepsico Inc                             Common          713448108       104,234     1,896,546    Sole           NONE       1,896,546
Pfizer Inc Com                          Common          717081103           169        11,240    Sole           NONE          11,240
Pitney Bowes Inc                        Common          724479100           102         4,630    Sole           NONE           4,630
Polaris Industries                      Common          731068102            38         1,190    Sole           NONE           1,190
Praxair Inc                             Common          74005P104        52,116       733,312    Sole           NONE         733,312
Procter & Gamble Co                     Common          742718109        91,498     1,790,565    Sole           NONE       1,790,565
Qualcomm Inc                            Common          747525103            37           820    Sole           NONE             820
Radioshack                              Common          750438103           106         7,620    Sole           NONE           7,620
Reliance Steel And Aluminum Co          Common          759509102            38         1,000    Sole           NONE           1,000
Rockwell Collins Inc.                   Common          774341101           102         2,440    Sole           NONE           2,440
SEI Investments                         Common          784117103           117         6,470    Sole           NONE           6,470
Sara Lee Corp                           Common          803111103           102        10,480    Sole           NONE          10,480
Sherwin-Williams Co                     Common          824348106            18           340    Sole           NONE             340
Stanley Works                           Common          854616109            18           540    Sole           NONE             540
Stryker Corp                            Common          863667101       116,219     2,924,483    Sole           NONE       2,924,483
Suburban Propane Partnership            Common          864482104            48         1,150    Sole           NONE           1,150
Sysco Corp                              Common          871829107        73,999     3,291,768    Sole           NONE       3,291,768
T Rowe Price Group Inc                  Common          74144T108        31,972       767,268    Sole           NONE         767,268
TJX Companies Inc                       Common          872540109            21           670    Sole           NONE             670
Total System Services                   Common          891906109            20         1,460    Sole           NONE           1,460
Tupperware Brands                       Common          899896104            21           790    Sole           NONE             790
Tutor Perini Corp                       Common          901109108            79         4,530    Sole           NONE           4,530
US Bancorp Del Com New                  Common          902973304            34         1,911    Sole           NONE           1,911
United Parcel Svc Cl B                  Common          911312106            17           350    Sole           NONE             350
United Technologies                     Common          913017109        69,241     1,332,576    Sole           NONE       1,332,576
Vanguard Div App ETF                    Common          921908844           571        14,400    Sole           NONE          14,400
Verizon Communications                  Common          92343V104            19           610    Sole           NONE             610
WD 40 Co                                Common          929236107            74         2,543    Sole           NONE           2,543
Waddell & Reed Financial Inc            Common          930059100           110         4,170    Sole           NONE           4,170
Walgreen Company                        Common          931422109           336        11,420    Sole           NONE          11,420
Waters Corp                             Common          941848103       102,363     1,988,780    Sole           NONE       1,988,780
Wells Fargo & Co                        Common          949746101         4,381       180,600    Sole           NONE         180,600
Weyerhaeuser Co                         Common          962166104            41         1,350    Sole           NONE           1,350
Wilmington Trust Corp                   Common          971807102             8           600    Sole           NONE             600
Wyeth                                   Common          983024100           181         3,988    Sole           NONE           3,988
Yum Brands Inc                          Common          988498101            97         2,910    Sole           NONE           2,910
Zebra Technologies                      Common          989207105           163         6,900    Sole           NONE           6,900

                                                                      2,378,930    63,667,397
                                                                    ===========   ===========